PROSPECTUS SUPPLEMENT
PRUCO LIFE INSURANCE COMPANY
Pruco Life Variable Universal Account

Supplement dated June 24, 2022,
to
Prospectuses dated May 1, 2022
for
VUL Protector® Contracts

This supplement updates and amends certain information contained in the current prospectus and summary prospectus, as applicable, for your variable universal life insurance Contract, as well as any subsequent supplements thereto. You should read this supplement carefully and retain it for future reference.

Effective June 13, 2022, the AST AllianzGI World Trends Portfolio (“the Fund”) changed its name to AST Moderate Multi-Asset Portfolio. Also, as of June 15, 2022, the Fund has a new subadvisory agreement. The Fund row in Appendix A is hereby deleted and replaced with the following.

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2021
			1 year	5 year	10 year
Asset Allocation	AST Moderate Multi-Asset Portfolio - PGIM Investments LLC, AST Investment Services, Inc. / PGIM Fixed Income/ PGIM Limited; PGIM Quantitative Solutions LLC; Wellington Management Company LLP	0.97%^	11.15%	9.89%	8.14%
^The Fund’s annual current expense reflects temporary fee reductions.

On July 1, 2022, the AST Advanced Strategies Portfolio and AST T. Rowe Price Asset Allocation Portfolio (each a Fund, and collectively “the Funds”) will have restated expenses. The rows for the Funds in Appendix A are hereby deleted and replaced with the following.

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2021
			1 year	5 year	10 year
Balanced	AST Advanced Strategies Portfolio - PGIM Investments LLC, AST Investment Services, Inc. / LSV Asset Management; Massachusetts Financial Services Company; Pacific Investment Management Company, LLC; T. Rowe Price Associates, Inc; PGIM Fixed Income; PGIM Limited; PGIM Quantitative Solutions LLC.; William Blair Investment Management, LLC	0.90%^	13.83%	11.06%	9.87%
Asset Allocation	AST T. Rowe Price Asset Allocation Portfolio (includes all assets from AST Fidelity Institutional AM® Quantitative Portfolio) - PGIM Investments LLC, AST Investment Services, Inc. / T. Rowe Price Associates, Inc.; T. Rowe Price International Ltd.	0.86%^	12.41%	10.80%	9.70%
^The Fund’s annual current expense reflects temporary fee reductions.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS
PRODUCTSUP172
VULP